Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($) RelatedParty	Dec. 31, 2024 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 47,604,731	$ 60,090,550
Number of Addressees (quantities) | RelatedParty	363	326
Average Amount of Credit Assistance | $	$ 131,143	$ 184,327
Maximum Assistance | $	$ 1,910,968	$ 18,355,917
Natural Persons
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	319	269
Legal Entities
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	44	57